Intrepid Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)

CORPORATE BONDS - 79.7%		Par	Value
Automobiles & Components - 0.1%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029 (a)		1,500,000	$1,421,864

Capital Goods - 3.0%
Icahn Enterprises LP
6.25%, 05/15/2026		16,645,000	16,540,751
10.00%, 11/15/2029 (a)		4,000,000	3,964,742
9.00%, 06/15/2030		10,000,000	9,377,497
			29,882,990

Commercial & Professional Services - 8.3%
Atento Luxco 1 SA
20.00% (includes 10.00% Cash and 10.00% PIK), 11/30/2029 (a)(b)		3,883,093	3,883,093
12.00% (includes 12.00% PIK), 05/17/2028 (a)(b)		8,314,430	8,314,430
Cimpress PLC, 7.38%, 09/15/2032 (a)		21,123,000	20,194,416
Conduent Business Services LLC, 6.00%, 11/01/2029 (a)		26,176,000	25,013,466
Deluxe Corp.
8.00%, 06/01/2029 (a)		16,039,000	15,461,983
8.13%, 09/15/2029 (a)		7,043,000	7,275,947
Pitney Bowes, Inc., 6.88%, 03/15/2027 (a)		1,702,000	1,719,384
			81,862,719

Consumer Discretionary Distribution & Retail - 7.6%
Foot Locker, Inc., 4.00%, 10/01/2029 (a)		25,114,000	23,771,599
Macy's Retail Holdings LLC
6.38%, 03/15/2037		16,369,000	13,412,475
5.13%, 01/15/2042		1,550,000	1,072,962
RealReal, Inc., 13.00% (includes 8.25% Cash and 4.25% PIK), 03/01/2029 (a)		22,887,090	24,288,924
Upbound Group, Inc., 6.38%, 02/15/2029 (a)		12,293,000	12,104,141
			74,650,101

Consumer Durables & Apparel - 1.3%
Beach Acquisition Bidco LLC, 10.00% (or 10.75% PIK), 07/15/2033 (a)		12,000,000	12,464,520

Consumer Services - 7.2%
Brinker International, Inc., 8.25%, 07/15/2030 (a)		15,120,000	16,123,560
Full House Resorts, Inc., 8.25%, 02/15/2028 (a)		26,933,000	26,192,437
GrubHub Holdings, Inc., 5.50%, 07/01/2027 (a)		9,645,000	9,369,711
Raising Cane's Restaurants LLC, 9.38%, 05/01/2029 (a)		18,690,000	19,746,602
			71,432,310

Consumer Staples Distribution & Retail - 3.2%
KeHE Distributors LLC, 9.00%, 02/15/2029 (a)		12,463,000	12,920,828
United Natural Foods, Inc., 6.75%, 10/15/2028 (a)		18,971,000	18,737,136
			31,657,964

Energy - 5.4%
Alliance Resource Operating Partners LP, 8.63%, 06/15/2029 (a)		7,445,000	7,916,075
Bristow Group, Inc., 6.88%, 03/01/2028 (a)		22,526,000	22,651,425
CVR Energy, Inc., 8.50%, 01/15/2029 (a)		9,262,000	9,274,346
Petroleos Mexicanos, 6.88%, 10/16/2025		13,130,000	13,126,026
			52,967,872

Equity Real Estate Investment Trusts (REITs) - 2.0%
Diversified Healthcare Trust, 0.00%, 01/15/2026 (a)(c)		19,992,000	19,468,901

Financial Services - 16.6%
Advanced Flower Capital, Inc., 5.75%, 05/01/2027 (a)		7,000,000	6,774,429
Enceladus Development Venture III LLC, 10.00%, 12/30/2025 (a)		2,111,111	2,058,333
EZCORP, Inc., 7.38%, 04/01/2032 (a)		14,000,000	14,754,208
FirstCash, Inc., 5.63%, 01/01/2030 (a)		20,596,000	20,565,596
Great Ajax Operating Partnership LP, 9.88%, 09/01/2027 (a)(d)		19,000,000	18,767,308
Green Dot Corp., 8.75%, 09/15/2029 (a)		10,000,000	10,178,346
LD Holdings Group LLC, 8.75%, 11/01/2027 (a)		4,000,000	3,637,358
PennyMac Mortgage Investment Trust, 9.00%, 02/15/2030		200,000	5,010,000
PHH Escrow Issuer LLC, 9.88%, 11/01/2029 (a)		20,000,000	19,767,918
PRA Group, Inc.
5.00%, 10/01/2029 (a)		16,898,000	15,589,568
8.88%, 01/31/2030 (a)		8,545,000	8,822,243
ReadyCap Holdings LLC, 9.38%, 03/01/2028 (a)		5,000,000	4,982,448
Rithm Capital Corp.
6.25%, 10/15/2025 (a)		6,551,000	6,579,084
8.00%, 04/01/2029 (a)		12,000,000	12,131,220
8.00%, 07/15/2030 (a)		5,000,000	5,074,825
Visa, Inc., 2.70%, 04/15/2040		12,250,000	9,254,898
			163,947,782

Food, Beverage & Tobacco - 2.8%
Becle SAB de CV, 2.50%, 10/14/2031 (a)		4,315,000	3,578,767
Turning Point Brands, Inc., 7.63%, 03/15/2032 (a)		23,012,000	24,150,910
			27,729,677

Health Care Equipment & Services - 0.3%
Prosomnus 8% 12/31/2026, 8.00% (includes 8.00% PIK), 12/31/2026 (b)		3,265,386	3,265,386

Household & Personal Products - 1.4%
Herbalife Nutrition Ltd., 7.88%, 09/01/2025 (a)		13,486,000	13,538,771

Materials - 1.8%
Warrior Met Coal, Inc., 7.88%, 12/01/2028 (a)		17,216,000	17,579,774

Media & Entertainment - 7.7%

ANGI Group LLC, 3.88%, 08/15/2028 (a)		26,368,000	24,598,058
Gray Media, Inc. 7.00%, 05/15/2027 (a)		8,850,000	8,852,349
10.50%, 07/15/2029 (a)		9,000,000	9,670,455
Skillz, Inc., 10.25%, 12/15/2026 (a)		25,188,000	24,986,244
Verve Group SE, 5.94% (3 mo. EURIBOR + 4.00%), 04/01/2029 (a)	EUR	7,000,000	8,195,581
			76,302,687

Pharmaceuticals, Biotechnology & Life Sciences - 2.3%
Trulieve Cannabis Corp., 8.00%, 10/06/2026		23,649,000	23,206,054

Software & Services - 4.8%
Citrix Systems, Inc., 4.50%, 12/01/2027		11,474,000	10,652,519
Twilio, Inc., 3.88%, 03/15/2031		25,357,000	23,739,376
Unisys Corp., 10.63%, 01/15/2031 (a)		12,500,000	12,930,843
			47,322,738

Technology Hardware & Equipment - 2.5%
Xerox Corp., 10.25%, 10/15/2030 (a)		13,600,000	14,256,173
Xerox Holdings Corp.
5.00%, 08/15/2025 (a)		3,160,000	3,146,523
8.88%, 11/30/2029 (a)		220,000	166,337
Xerox Issuer Corp., 13.50%, 04/15/2031 (a)		7,000,000	7,219,247
			24,788,280

Telecommunication Services - 1.2%
Cincinnati Bell Telephone Co. LLC, 6.30%, 12/01/2028		12,745,000	12,361,503

Transportation - 0.2%
Priority 1 Issuer Logistics DAC, 12.63%, 11/19/2027		2,000,000	1,942,214
TOTAL CORPORATE BONDS (Cost $770,191,095)			787,794,107

BANK LOANS - 9.8%		Par	Value
Commercial & Professional Services - 0.3%
LXActionTarget, 11.50%, 07/19/2027		3,014,448	2,954,160

Consumer Discretionary Distribution & Retail - 0.5%
American Greetings Corp., Senior Secured First Lien, 10.08% (1 mo. SOFR US + 5.75%), 10/30/2029		3,900,000	3,913,085
Jill Acquisition LLC, Senior Secured First Lien, 12.45% (3 mo. SOFR US + 8.00%), 05/08/2028		1,306,154	1,304,116
			5,217,201

Consumer Durables & Apparel - 1.8%
Peloton Interactive, Inc., Senior Secured First Lien, 9.81% (3 mo. SOFR US + 5.50%), 05/30/2029		17,909,548	18,211,771

Consumer Staples Distribution & Retail - 0.2%
United Natural Foods, Inc., First Lien, 9.08% (1 mo. Term SOFR + 4.75%), 05/01/2031		1,540,000	1,555,400

Financial Services – 1.8%
Chicago Atlantic Real Estate Finance, Inc., 9.00%, 10/18/2028		18,000,000	18,022,500

Pharmaceuticals, Biotechnology & Life Sciences - 1.9%
Common Citizen Senior Secured Term Loan, 11.50%, 12/31/2025		11,536,155	11,536,155
Shryne Group, Inc., 17.00%, 05/26/2026		7,022,827	6,991,224
			18,527,379

Software & Services - 0.4%
LXKernelmatter, 10.50% (includes 10.50% PIK), 08/14/2026 (b)		3,355,007	3,355,007

Telecommunication Services - 2.9%
ViaPath Technologies, Senior Secured First Lien, 11.83% (1 mo. SOFR US + 7.50%), 08/06/2029		28,834,862	28,537,574
TOTAL BANK LOANS (Cost $95,796,160)			96,380,992

CONVERTIBLE BONDS - 5.6%		Par	Value
Consumer Discretionary Distribution & Retail - 1.7%
RealReal, Inc.
1.00%, 03/01/2028		19,175,000	15,148,008
4.00%, 02/15/2031 (d)		2,503,000	1,986,130
			17,134,138

Energy - 2.3%
Green Plains, Inc., 2.25%, 03/15/2027		26,400,000	22,506,528

Financial Services - 1.6%
PennyMac Corp.
5.50%, 03/15/2026		7,110,000	7,063,785
8.50%, 06/01/2029		9,000,000	9,135,000
			16,198,785
TOTAL CONVERTIBLE BONDS (Cost $55,052,097)			55,839,451

COMMON STOCKS - 1.2%		Shares	Value
Commercial & Professional Services - 0.0%(f)
ATENTO SA (b)(e)		661,412,762	0

Financial Services - 1.0%
Chicago Atlantic BDC, Inc.		717,987	7,431,165
Southern Realty Trust, Inc. (e)		125,000	2,500,000
SRT_Blocker (e)		50,000	0
			9,931,165

Health Care Equipment & Services - 0.2%
Prosomnus Restructured Equity (b)(e)		1,584,196	1,584,196
TOTAL COMMON STOCKS (Cost $15,257,091)			11,515,361

PREFERRED STOCKS - 0.8%		Shares	Value
Commercial & Professional Services - 0.4%
Atento Class A Preferred Shares, 12.00%, 02/23/2028 (b)		5,587,837	4,190,878

Materials - 0.4%
Ramaco Resources, Inc., 8.38%, 11/30/2029		146,575	3,637,552
TOTAL PREFERRED STOCKS (Cost $9,242,218)			7,828,430

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.3%		Shares	Value
Financial Services - 0.3%
Chicago Atlantic Real Estate Finance, Inc.		140,905	1,967,034
Southern Realty Trust, Inc. (e)		50,000	1,000,000
			2,967,034
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $3,219,254)			2,967,034

	Notional Amount	Contracts	Value
Put Options - 0.2%			$–
	$ 7,431,165	717,987	2,067,803
TOTAL PURCHASED OPTIONS (Cost $1,791,378)			2,067,803

SHORT-TERM INVESTMENTS - 2.4%			Value
Money Market Funds - 2.4%		Shares
Invesco Treasury Portfolio - Class Institutional, 4.23% (g)		23,319,553	23,319,553
TOTAL SHORT-TERM INVESTMENTS (Cost $23,319,553)			23,319,553

TOTAL INVESTMENTS - 100.0% (Cost $973,868,846)			987,712,731
Other Assets in Excess of Liabilities - 0.0% (f)			23,947
			$987,736,678
two			–%
Percentages are stated as a percent of net assets.			–%

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

EUR - Euro

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $644,832,446 or 65.3% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $24,592,990 or 2.5% of net assets as of June 30, 2025.

(c)	Zero coupon bonds make no periodic interest payments.
(d)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(e)	Non-income producing security.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Intrepid Income Fund
Schedule of Forward Currency Contracts
June 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	07/01/2025	USD	7,779,776	EUR	7,115,209	$(602,151)
State Street Bank & Trust Co.	10/01/2025	USD	8,378,430	EUR	7,106,242	(44,706)
Net Unrealized Appreciation (Depreciation)						$(646,857)

EUR - Euro
USD - United States Dollar

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Intrepid Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	5,010,000	767,321,199	15,462,908	787,794,107
Bank Loans	–	93,025,985	3,355,007	96,380,992
Convertible Bonds	–	55,839,451	–	55,839,451
Common Stocks	7,431,165	2,500,000	1,584,196	11,515,361
Preferred Stocks	–	3,637,552	4,190,878	7,828,430
Real Estate Investment Trusts - Common	1,967,034	1,000,000	–	2,967,034
Purchased Options	–	2,067,803	–	2,067,803
Money Market Funds	23,319,553	–	–	23,319,553
Total Investments	37,727,752	925,391,990	24,592,989	987,712,731

Liabilities:
Other Financial Instruments:
Forwards*	–	(646,857)	–	(646,857)
Total Other Financial Instruments	–	(646,857)	–	(646,857)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report. As of June 30, 2025, the change in unrealized appreciation on the positions still held in the Intrepid Income Fund was $(4,087,869).

Intrepid Income Fund Level 3 Rollforward

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period.

Intrepid Income Fund

	Common Stock	Preferred Stock	Corporate Bonds	Bank Loan
Beginning Balance - October 1, 2024	$2,976,357	$5,587,837	$10,662,263	$2,940,000
Purchases	-	-	1,249,524	14,448
Sales	-	-	-	-
Realized gains	-	-	-	-
Realized losses	-	-	-	-
Change in unrealized appreciation	(2,976,357)	(1,396,959)	285,737	(289)
Net Transfers Into Level 3	1,584,196	-	3,265,386	3.355.007
Net Transfers Out of Level 3	-	-	-	(2,954,159)
Ending Balance - June 30, 2025	$1,584,196	$4,190,878	$15,462,908	$3,355,007